UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2019 – June 30, 2019

Item 1.  Schedule of Investments.

Schedule of Investments

CornerCap Balanced Fund	June 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK (60.6%)
Aerospace & Defense (0.6%)
United Technologies Corp.	1,595	$207,669

Banks (5.8%)
Capital One Financial Corp.	2,270	205,980
Citigroup, Inc.	2,820	197,485
Citizens Financial Group, Inc.	6,095	215,519
Comerica, Inc.	2,355	171,067
Fifth Third Bancorp	7,030	196,137
Huntington Bancshares, Inc.	14,800	204,536
JPMorgan Chase & Co.	1,915	214,097
KeyCorp	11,615	206,166
Northern Trust Corp.	2,005	180,450
Wells Fargo & Co.	3,945	186,677
		1,978,114
Biotechnology (1.6%)
Alexion Pharmaceuticals, Inc. (a)	1,390	182,062
Amgen, Inc.	950	175,066
Biogen, Inc. (a)	775	181,249
		538,377
Building Materials (0.6%)
PulteGroup, Inc.	6,215	196,518

Chemicals (1.0%)
Celanese Corp., Class A	1,765	190,267
Eastman Chemical Co.	2,120	165,000
		355,267

Computers (2.4%)
Alphabet, Inc., Class A (a)	155	167,834
DXC Technology Co.	2,755	151,938
Fortinet, Inc. (a)	2,185	167,874
Hewlett Packard Enterprise Co.	12,505	186,950
HP, Inc.	7,785	161,850
		836,446
Diversified Financial Services (3.2%)
Ameriprise Financial, Inc.	1,165	169,111
Bank of America Corp.	7,060	204,740
BlackRock, Inc.	400	187,720
E*TRADE Financial Corp.	3,825	170,595
Synchrony Financial	5,520	191,378

Quarterly Report | June 30, 2019	1

Schedule of Investments

CornerCap Balanced Fund	June 30, 2019 (Unaudited)

	Shares	Fair Value
Diversified Financial Services (3.2%) (continued)
The Charles Schwab Corp.	3,950	$158,751
		1,082,295
Electric (3.1%)
CenterPoint Energy, Inc.	6,030	172,639
Duke Energy Corp.	2,100	185,304
Exelon Corp.	3,705	177,618
Pinnacle West Capital Corp.	1,810	170,303
Public Service Enterprise Group, Inc.	3,045	179,107
Vistra Energy Corp.	7,180	162,555
		1,047,526
Electrical Components & Equipment (0.5%)
Emerson Electric Co.	2,745	183,146

Electronics (1.1%)
Agilent Technologies, Inc.	2,575	192,275
TE Connectivity, Ltd.	1,910	182,940
		375,215
Entertainment (0.6%)
Royal Caribbean Cruises, Ltd.	1,815	219,996

Food (2.7%)
General Mills, Inc.	4,525	237,653
The J.M. Smucker Co.	1,540	177,393
The Kraft Heinz Co.	5,840	181,274
The Kroger Co.	7,450	161,739
Tyson Foods, Inc., Class A	2,150	173,591
		931,650
Forest Products & Paper (0.5%)
International Paper Co.	3,845	166,565

Healthcare Services (2.2%)
Centene Corp. (a)	3,225	169,119
HCA Healthcare, Inc.	1,460	197,348
UnitedHealth Group, Inc.	770	187,888
Universal Health Services, Inc., Class B	1,395	181,894
		736,249
Insurance (3.2%)
Aflac, Inc.	3,250	178,133
Lincoln National Corp.	2,900	186,905
Principal Financial Group, Inc.	3,570	206,774
Prudential Financial, Inc.	1,750	176,750
The Allstate Corp.	1,745	177,449

2	www.cornercapfunds.com

Schedule of Investments

CornerCap Balanced Fund	June 30, 2019 (Unaudited)

	Shares	Fair Value
Insurance (3.2%) (continued)
Unum Group	4,905	$164,563
		1,090,574
Machinery - Diversified (0.6%)
Dover Corp.	1,890	189,378

Media (1.1%)
CBS Corp., Class B	3,865	192,864
Viacom, Inc., Class B	6,375	190,421
		383,285
Miscellaneous Manufacturing (2.5%)
3M Co.	985	170,740
Eaton Corp. PLC	2,390	199,039
Parker-Hannifin Corp.	970	164,910
Steel Dynamics, Inc.	4,745	143,299
WestRock Co.	4,655	169,768
		847,756
Oil & Gas (3.6%)
Chevron Corp.	1,625	202,215
Devon Energy Corp.	6,660	189,943
Exxon Mobil Corp.	2,325	178,165
Marathon Oil Corp.	10,715	152,260
Occidental Petroleum Corp.	2,755	138,522
Phillips 66	1,980	185,209
Valero Energy Corp.	2,140	183,205
		1,229,519
Pharmaceuticals (4.1%)
AbbVie, Inc.	2,350	170,892
Allergan PLC	1,515	253,656
Bristol-Myers Squibb Co.	3,720	168,702
Johnson & Johnson	1,340	186,635
McKesson Corp.	1,570	210,992
Merck & Co., Inc.	2,550	213,818
Pfizer, Inc.	4,705	203,821
		1,408,516
Real Estate Investment Trusts (3.2%)
American Campus Communities, Inc. REIT	2,695	124,401
Boston Properties, Inc. REIT	740	95,460
Douglas Emmett, Inc. REIT	2,815	112,150
EPR Properties REIT	1,355	101,069
Equinix, Inc. REIT	195	98,336
Host Hotels & Resorts, Inc. REIT	5,500	100,210
Mid-America Apartment Communities, Inc. REIT	855	100,685
PS Business Parks, Inc. REIT	690	116,286

Quarterly Report | June 30, 2019	3

Schedule of Investments

CornerCap Balanced Fund	June 30, 2019 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts (3.2%) (continued)
Regency Centers Corp. REIT	1,655	$110,455
STORE Capital Corp. REIT	3,965	131,598
		1,090,650
Retail (7.5%)
Altria Group, Inc.	3,975	188,216
Best Buy Co., Inc.	2,510	175,022
Booking Holdings, Inc. (a)	100	187,471
CVS Health Corp.	6,045	329,392
eBay, Inc.	5,730	226,335
IAC/InterActiveCorp. (a)	875	190,339
Molson Coors Brewing Co., Class B	3,040	170,240
Philip Morris International, Inc.	2,460	193,184
PVH Corp.	1,550	146,692
Target Corp.	2,580	223,454
The Home Depot, Inc.	860	178,854
The TJX Cos., Inc.	3,375	178,470
Walgreens Boots Alliance, Inc.	3,010	164,557
		2,552,226
Semiconductors (2.6%)
Broadcom, Inc.	655	188,548
Intel Corp.	3,605	172,571
NXP Semiconductors NV	1,945	189,852
ON Semiconductor Corp. (a)	8,990	181,688
Skyworks Solutions, Inc.	2,195	169,608
		902,267
Software (1.8%)
Activision Blizzard, Inc.	4,035	190,452
Akamai Technologies, Inc. (a)	2,530	202,754
Oracle Corp.	3,600	205,092
		598,298
Telecommunications (1.8%)
AT&T, Inc.	6,005	201,227
Symantec Corp.	9,860	214,554
Verizon Communications, Inc.	3,230	184,530
		600,311
Transportation (2.7%)
CH Robinson Worldwide, Inc.	2,000	168,700
Cummins, Inc.	1,075	184,191
FedEx Corp.	1,010	165,832
Kansas City Southern	1,660	202,221

4	www.cornercapfunds.com

Schedule of Investments

CornerCap Balanced Fund	June 30, 2019 (Unaudited)

	Shares	Fair Value
Transportation (2.7%) (continued)
United Rentals, Inc. (a)	1,470	$194,966
		915,910

TOTAL COMMON STOCK (COST $19,599,374)		20,663,723

	Shares	Fair Value
EXCHANGE TRADED FUND (2.1%)
Invesco BulletShares 2020 High Yield Corporate Bond ETF	30,315	730,288

TOTAL EXCHANGE TRADED FUND (COST $747,276)		730,288

	Principal Amount	Fair Value
GOVERNMENT BOND (4.6%)
U.S. Treasury Inflation Indexed Bonds, 2.00%, 01/15/2026	$393,851	429,767
U.S. Treasury Inflation Indexed Note, 1.38%, 01/15/2020	297,022	294,811
U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/2022	564,125	560,953
U.S. Treasury Inflation Indexed Note, 0.63%, 01/15/2024	274,146	278,575

TOTAL GOVERNMENT BOND (COST $1,553,525)		1,564,106

CORPORATE NON-CONVERTIBLE BONDS (30.7%)
Advertising (1.0%)
Omnicom Group, Inc., 4.45%, 08/15/2020	335,000	342,447

Auto Manufacturers (1.9%)
Ford Motor Co., 9.22%, 09/15/2021	275,000	308,659
General Motors Financial Co., Inc., 4.00%, 01/15/2025	325,000	329,885
		638,544
Banks (3.8%)
Bank of America Corp., MTN, 4.75%, 08/15/2020	250,000	254,750
JPMorgan Chase & Co., 4.25%, 10/15/2020	400,000	409,800
JPMorgan Chase & Co., 3.88%, 09/10/2024	300,000	315,241
The Goldman Sachs Group, Inc., 5.75%, 01/24/2022	300,000	324,077
		1,303,868
Biotechnology (2.2%)
Biogen, Inc., 2.90%, 09/15/2020	365,000	366,770
Celgene Corp., 4.00%, 08/15/2023	360,000	380,273
		747,043
Diversified Financial Services (0.9%)
Fiserv, Inc., 4.75%, 06/15/2021	300,000	313,217

Electronics (2.5%)
Agilent Technologies, Inc., 5.00%, 07/15/2020	270,000	276,556
Arrow Electronics, Inc., 5.13%, 03/01/2021	310,000	321,056

Quarterly Report | June 30, 2019	5

Schedule of Investments

CornerCap Balanced Fund	June 30, 2019 (Unaudited)

	Principal Amount	Fair Value
Electronics (2.5%) (continued)
Avnet, Inc., 4.88%, 12/01/2022	$250,000	$265,019
		862,631
Food (1.1%)
Ingredion, Inc., 3.20%, 10/01/2026	380,000	376,906

Household Products (1.1%)
Whirlpool Corp., 4.00%, 03/01/2024	375,000	392,216

Insurance (3.0%)
Humana, Inc., 2.63%, 10/01/2019	400,000	400,124
Humana, Inc., 2.50%, 12/15/2020	395,000	395,128
WR Berkley Corp., 5.38%, 09/15/2020	230,000	238,120
		1,033,372
Miscellaneous Manufacturing (1.2%)
General Electric Co., 4.65%, 10/17/2021	400,000	416,628

Oil & Gas (1.2%)
Valero Energy Partners LP, 4.38%, 12/15/2026	370,000	396,824

Pharmaceuticals (2.9%)
Cardinal Health, Inc., 3.20%, 03/15/2023	320,000	324,332
Express Scripts Holding Co., 3.90%, 02/15/2022	640,000	661,369
		985,701
Real Estate Investment Trusts (0.9%)
Weyerhaeuser Co., 7.13%, 07/15/2023	250,000	289,961

Retail (4.1%)
CVS Health Corp., 4.13%, 05/15/2021	300,000	308,060
CVS Health Corp., 2.13%, 06/01/2021	350,000	347,622
Foot Locker, Inc., 8.50%, 01/15/2022	385,000	427,350
Walgreen Co., 3.10%, 09/15/2022	305,000	310,214
		1,393,246
Software (0.9%)
CA, Inc., 5.38%, 12/01/2019	300,000	302,659

Telecommunications (0.9%)
eBay, Inc., 2.60%, 07/15/2022	300,000	300,545

6	www.cornercapfunds.com

Schedule of Investments

CornerCap Balanced Fund	June 30, 2019 (Unaudited)

	Principal Amount	Fair Value
Transportation (1.1%)
Southwest Airlines Co., 2.65%, 11/05/2020	$370,000	$371,484

TOTAL CORPORATE NON-CONVERTIBLE BONDS (COST $10,310,017)		10,467,292

MUNICIPAL BONDS (0.4%)
Kansas (0.4%)
Johnson County Unified School District No. 232 de Soto GOB, 4.95%, 09/01/2019	150,000	150,634

TOTAL MUNICIPAL BONDS (COST $150,040)		150,634

	Shares	Fair Value
SHORT-TERM INVESTMENTS (1.1%)
Federated Treasury Obligations Money Market Fund, Institutional Shares, 2.22% (b)	384,833	384,833

TOTAL SHORT-TERM INVESTMENTS (COST $384,833)		384,833

INVESTMENTS, AT VALUE (COST $32,745,065)	99.5%	33,960,876

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.5%	154,884

NET ASSETS	100.0%	$34,115,760

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Common Abbreviations:

ETF	Exchange Traded Fund
GOB	General Obligation Bond
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Quarterly Report | June 30, 2019	7

Schedule of Investments

CornerCap Small-Cap Value Fund	June 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK (98.0%)
Aerospace & Defense (0.4%)
Ducommun, Inc. (a)	11,295	$509,066

Auto Parts & Equipment (1.5%)
Dana, Inc.	27,805	554,432
Methode Electronics, Inc.	13,952	398,608
Modine Manufacturing Co. (a)	26,996	386,313
Wabash National Corp.	33,545	545,777
		1,885,130
Banks (16.8%)
Ameris Bancorp	15,210	596,080
Associated Banc-Corp.	23,170	489,814
Bank OZK	18,320	551,249
Bridge Bancorp, Inc.	17,035	501,851
Cathay General Bancorp	15,430	554,091
CIT Group, Inc.	11,455	601,846
ConnectOne Bancorp, Inc.	25,040	567,406
Enterprise Financial Services Corp.	12,650	526,240
Financial Institutions, Inc.	18,800	548,020
First Merchants Corp.	15,010	568,879
First Midwest Bancorp, Inc.	25,240	516,663
FNB Corp.	41,915	493,340
Great Southern Bancorp, Inc.	9,240	553,014
Great Western Bancorp, Inc.	16,715	597,060
Hancock Whitney Corp.	12,910	517,175
Heartland Financial USA, Inc.	12,330	551,521
Heritage Commerce Corp.	44,575	546,044
Home BancShares, Inc.	27,370	527,146
Horizon Bancorp	31,745	518,713
IBERIABANK Corp.	7,330	555,980
Independent Bank Corp.	23,780	518,166
MidWestOne Financial Group, Inc.	1,522	42,555
Old Second Bancorp, Inc.	41,720	532,764
PacWest Bancorp	13,365	518,963
Peoples Bancorp, Inc.	17,155	553,420
Pinnacle Financial Partners, Inc.	10,085	579,686
QCR Holdings, Inc.	16,315	568,904
Sandy Spring Bancorp, Inc.	16,370	570,986
Simmons First National Corp., Class A	22,685	527,653
Sterling Bancorp, Inc.	22,675	226,070
Synovus Financial Corp.	14,545	509,075
TCF Financial Corp.	21,625	449,584
Texas Capital Bancshares, Inc. (a)	8,610	528,396

8	www.cornercapfunds.com

Schedule of Investments

CornerCap Small-Cap Value Fund	June 30, 2019 (Unaudited)

	Shares	Fair Value
Banks (16.8%) (continued)
Umpqua Holdings Corp.	30,555	$506,907
United Community Banks, Inc.	17,835	509,368
Univest Corp. of Pennsylvania	21,780	571,943
Valley National Bancorp	50,350	542,773
Webster Financial Corp.	11,495	549,116
Western Alliance Bancorp. (a)	11,685	522,553
Wintrust Financial Corp.	7,015	513,217
		20,724,231
Building Materials (4.3%)
BMC Stock Holdings, Inc. (a)	29,270	620,524
Builders FirstSource, Inc. (a)	34,660	584,368
Continental Building Products, Inc. (a)	22,310	592,777
Foundation Building Materials, Inc. (a)	5,719	101,684
Gibraltar Industries, Inc. (a)	13,390	540,420
Global Brass & Copper Holdings, Inc.	12,835	561,274
Masonite International Corp. (a)	10,560	556,301
Meritage Homes Corp. (a)	10,630	545,744
Quanex Building Products Corp.	33,210	627,337
Select Interior Concepts, Inc., Class A (a)	50,710	590,771
		5,321,200
Chemicals (2.5%)
Haynes International, Inc.	17,110	544,269
HB Fuller Co.	11,510	534,064
Huntsman Corp.	25,100	513,044
Kraton Corp. (a)	18,660	579,766
Minerals Technologies, Inc.	9,635	515,569
OMNOVA Solutions, Inc. (a)	69,707	434,275
		3,120,987
Coal Operations (1.2%)
Arch Coal, Inc., Class A	6,235	587,400
Hallador Energy Co.	67,310	378,955
SunCoke Energy, Inc. (a)	53,315	473,437
		1,439,792
Commercial Services (4.9%)
Barrett Business Services, Inc.	7,255	599,263
HMS Holdings Corp. (a)	18,320	593,385
Huron Consulting Group, Inc. (a)	10,340	520,929
Kelly Services, Inc., Class A	22,105	578,930
Korn/Ferry International	12,615	505,483
National Research Corp., Class A	9,987	575,151

Quarterly Report | June 30, 2019	9

Schedule of Investments

CornerCap Small-Cap Value Fund	June 30, 2019 (Unaudited)

	Shares	Fair Value
Commercial Services (4.9%) (continued)
Paylocity Holding Corp. (a)	5,700	$534,774
Quanta Services, Inc.	15,160	578,961
Resources Connection, Inc.	36,515	584,605
TrueBlue, Inc. (a)	22,935	505,946
Vectrus, Inc. (a)	13,350	541,476
		6,118,903
Computers (4.4%)
Bottomline Technologies de, Inc. (a)	12,050	533,092
CommVault Systems, Inc. (a)	10,590	525,476
Insight Enterprises, Inc. (a)	11,104	646,253
LogMeIn, Inc.	7,085	522,023
MAXIMUS, Inc.	7,465	541,511
Mitek Systems, Inc. (a)	54,140	538,152
Monotype Imaging Holdings, Inc.	30,170	508,063
PC Connection, Inc. (a)	16,035	560,904
PlayAGS, Inc. (a)	26,105	507,742
Presidio, Inc.	38,945	532,378
		5,415,594
Distribution/Wholesale (1.7%)
Anixter International, Inc. (a)	8,155	486,935
Core-Mark Holding Co., Inc.	19,060	757,064
ScanSource, Inc. (a)	14,770	480,911
SpartanNash Co.	34,115	398,122
		2,123,032
Diversified Financial Services (2.4%)
Artisan Partners Asset Management, Inc., Class A	15,825	435,504
Boston Private Financial Holdings, Inc.	47,540	573,808
Evercore, Inc., Class A	6,385	565,519
Houlihan Lokey, Inc.	11,255	501,185
Moelis & Co., Class A	11,480	401,226
Victory Capital Holdings, Inc., Class A (a)	31,865	547,441
		3,024,683
Education (0.4%)
Laureate Education, Inc., Class A (a)	33,645	528,563

Electric (2.7%)
Avista Corp.	12,095	539,437
Black Hills Corp.	7,520	587,838
Hawaiian Electric Industries, Inc.	12,080	526,084
NorthWestern Corp.	8,045	580,447

10	www.cornercapfunds.com

Schedule of Investments

CornerCap Small-Cap Value Fund	June 30, 2019 (Unaudited)

	Shares	Fair Value
Electric (2.7%) (continued)
Otter Tail Corp.	11,075	$584,871
Portland General Electric Co.	10,755	582,598
		3,401,275
Electrical Components & Equipment (4.7%)
Advanced Drainage Systems, Inc.	17,750	582,023
Atkore International Group, Inc. (a)	21,420	554,135
AVX Corp.	33,520	556,432
Encore Wire Corp.	9,755	571,448
Jabil, Inc.	20,400	644,640
KEMET Corp.	26,380	496,208
Northwest Pipe Co. (a)	22,150	571,027
nVent Electric PLC	21,985	545,008
Rambus, Inc. (a)	56,720	682,909
Sanmina Corp. (a)	18,930	573,200
		5,777,030
Electronics (1.8%)
Avnet, Inc.	12,355	559,311
SYNNEX Corp.	5,605	551,532
Tech Data Corp. (a)	5,460	571,116
Universal Electronics, Inc. (a)	12,963	531,742
		2,213,701
Engineering & Construction (0.3%)
Primoris Services Corp.	15,474	323,871

Food (0.4%)
Ingles Markets, Inc., Class A	14,595	454,342

Forest Products & Paper (1.3%)
Domtar Corp.	13,610	606,053
Schweitzer-Mauduit International, Inc.	17,895	593,756
Verso Corp. (a)	20,760	395,478
		1,595,287
Hand & Machine Tools (0.9%)
Columbus McKinnon Corp.	13,610	571,212
Regal Beloit Corp.	7,035	574,830
		1,146,042
Healthcare Products (3.3%)
BioTelemetry, Inc. (a)	11,245	541,447
Integer Holdings Corp. (a)	7,400	621,008
Integra LifeSciences Holdings Corp. (a)	10,415	581,678

Quarterly Report | June 30, 2019	11

Schedule of Investments

CornerCap Small-Cap Value Fund	June 30, 2019 (Unaudited)

	Shares	Fair Value
Healthcare Products (3.3%) (continued)
Lantheus Holdings, Inc. (a)	21,505	$608,591
Natus Medical, Inc. (a)	21,555	553,748
NextGen Healthcare, Inc. (a)	32,110	638,989
Varex Imaging Corp. (a)	19,275	590,779
		4,136,240
Healthcare Services (1.4%)
Amedisys, Inc. (a)	4,370	530,561
Charles River Laboratories International, Inc. (a)	4,400	624,360
The Ensign Group, Inc.	9,540	543,017
		1,697,938
Hotels (0.5%)
Wyndham Destinations, Inc.	13,340	585,626

Household Products (0.3%)
ACCO Brands Corp.	53,355	419,904

Insurance (4.6%)
Brighthouse Financial, Inc. (a)	14,180	520,264
CNO Financial Group, Inc.	32,520	542,434
Employers Holdings, Inc.	9,805	414,457
Essent Group, Ltd. (a)	11,420	536,626
FBL Financial Group, Inc., Class A	8,495	541,981
Heritage Insurance Holdings, Inc.	35,235	542,971
Mercury General Corp.	9,940	621,250
National General Holdings Corp.	21,565	494,701
Primerica, Inc.	4,505	540,375
Radian Group, Inc.	23,255	531,377
Universal Insurance Holdings, Inc.	13,140	366,606
		5,653,042
Machinery - Construction & Mining (0.5%)
Oshkosh Corp.	7,150	596,954

Machinery - Diversified (0.9%)
Milacron Holdings Corp. (a)	37,650	519,570
SPX FLOW, Inc. (a)	13,670	572,226
		1,091,796
Media (0.9%)
Nexstar Media Group, Inc., Class A	5,600	565,600
Sinclair Broadcast Group, Inc., Class A	9,440	506,267
		1,071,867

12	www.cornercapfunds.com

Schedule of Investments

CornerCap Small-Cap Value Fund	June 30, 2019 (Unaudited)
	Shares	Fair Value
Metal Fabricate & Hardware (2.3%)
AZZ, Inc.	11,665	$536,824
Carpenter Technology Corp.	12,285	589,434
Rexnord Corp. (a)	18,660	563,905
The Timken Co.	13,615	698,994
TriMas Corp. (a)	16,235	502,798
		2,891,955
Miscellaneous Manufacturing (3.1%)
EnPro Industries, Inc.	9,170	585,413
Fabrinet (a)	11,935	592,811
Federal Signal Corp.	20,390	545,433
Hillenbrand, Inc.	12,750	504,518
Myers Industries, Inc.	29,890	575,980
Silgan Holdings, Inc.	18,735	573,291
Trinseo SA	11,460	485,216
		3,862,662
Office Furnishings (1.4%)
Herman Miller, Inc.	12,235	546,904
HNI Corp.	14,545	514,602
Knoll, Inc.	26,560	610,349
		1,671,855
Oil & Gas (4.8%)
Berry Petroleum Corp.	50,360	533,816
CVR Energy, Inc.	13,075	653,619
Delek U.S. Holdings, Inc.	13,650	553,098
Encana Corp.	63,030	323,344
EQT Corp.	34,980	553,034
Evolution Petroleum Corp.	80,700	577,005
Matrix Service Co. (a)	25,625	519,163
National Fuel Gas Co.	10,340	545,435
Southwest Gas Holdings, Inc.	6,990	626,444
Spire, Inc.	7,135	598,769
Talos Energy, Inc. (a)	19,125	459,956
		5,943,683
Pharmaceuticals (1.2%)
ANI Pharmaceuticals, Inc. (a)	7,010	576,222
Horizon Therapeutics PLC (a)	20,180	485,531
USANA Health Sciences, Inc. (a)	4,615	366,569
		1,428,322
Real Estate Investment Trusts (9.2%)
American Assets Trust, Inc. REIT	10,435	491,697
Apple Hospitality REIT, Inc.	31,310	496,577

Quarterly Report | June 30, 2019	13

Schedule of Investments

CornerCap Small-Cap Value Fund	June 30, 2019 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts (9.2%) (continued)
Bluerock Residential Growth REIT, Inc.	45,285	$532,099
Brandywine Realty Trust REIT	29,795	426,664
CareTrust REIT, Inc.	21,025	499,975
CoreCivic, Inc. REIT	19,025	394,959
CorEnergy Infrastructure Trust, Inc. REIT	12,425	492,775
Corporate Office Properties Trust REIT	17,145	452,114
Empire State Realty Trust, Inc. REIT	30,540	452,297
EPR Properties REIT	5,960	444,556
First Industrial Realty Trust, Inc. REIT	13,390	491,949
Franklin Street Properties Corp. REIT	64,895	478,925
Getty Realty Corp. REIT	15,015	461,861
Global Medical REIT, Inc.	5,448	57,204
Hospitality Properties Trust REIT	16,145	403,625
National Health Investors, Inc. REIT	6,690	522,021
Newmark Group, Inc., Class A	64,435	578,626
Outfront Media, Inc. REIT	19,505	503,034
RLJ Lodging Trust REIT	26,775	474,989
Senior Housing Properties Trust REIT	40,135	331,916
Spirit Realty Capital, Inc. REIT	12,620	538,369
STAG Industrial, Inc. REIT	17,850	539,784
UMH Properties, Inc. REIT	32,185	399,416
Urstadt Biddle Properties, Inc., Class A REIT	19,870	417,270
Weingarten Realty Investors REIT	17,300	474,366
		11,357,068
Recreational Vehicles (0.4%)
Malibu Boats, Inc., Class A (a)	13,120	509,712

Retail (1.4%)
Clarus Corp.	42,050	607,202
Nu Skin Enterprises, Inc., Class A	9,435	465,334
World Fuel Services Corp.	18,195	654,292
		1,726,828
Savings & Loans (0.4%)
FS Bancorp, Inc.	9,955	516,366

Semiconductors (0.9%)
Cirrus Logic, Inc. (a)	11,175	488,347
Diodes, Inc. (a)	15,580	566,645
		1,054,992
Software (2.8%)
Cornerstone OnDemand, Inc. (a)	10,285	595,810
j2 Global, Inc.	6,145	546,229

14	www.cornercapfunds.com

Schedule of Investments

CornerCap Small-Cap Value Fund	June 30, 2019 (Unaudited)

	Shares	Fair Value
Software (2.8%) (continued)
Omnicell, Inc. (a)	7,095	$610,383
Progress Software Corp.	16,265	709,479
SPS Commerce, Inc. (a)	4,995	510,539
Verint Systems, Inc. (a)	9,025	485,365
		3,457,805
Storage & Warehousing (0.4%)
Mobile Mini, Inc.	17,940	545,914

Telecommunications (1.7%)
TEGNA, Inc.	37,660	570,549
Telephone & Data Systems, Inc.	15,385	467,704
Tribune Publishing Co. (a)	64,245	512,032
U.S. Cellular Corp. (a)	11,695	522,416
		2,072,701
Transportation (2.2%)
General Finance Corp. (a)	54,245	454,031
Hub Group, Inc., Class A (a)	13,175	553,086
Marten Transport, Ltd.	30,635	556,025
McGrath RentCorp	10,075	626,161
Ryder System, Inc.	9,005	524,992
		2,714,295
Utilities (0.4%)
SJW Group	9,045	549,665

Waste Management (0.4%)
Clean Harbors, Inc. (a)	7,460	530,406

TOTAL COMMON STOCK (COST $116,582,768)		121,210,325

INVESTMENTS, AT VALUE (COST $116,582,768)	98.0%	121,210,325

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	2.0%	2,505,022

NET ASSETS	100.0%	$123,715,347

(a)	Non-income producing security.

Common Abbreviations:
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Quarterly Report | June 30, 2019	15

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	June 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK (98.5%)
Aerospace & Defense (0.9%)
United Technologies Corp.	2,370	$308,574

Banks (10.0%)
Capital One Financial Corp.	3,400	308,516
Citigroup, Inc.	5,010	350,850
Citizens Financial Group, Inc.	9,770	345,467
Comerica, Inc.	4,155	301,819
Fifth Third Bancorp	11,455	319,595
Huntington Bancshares, Inc.	22,680	313,438
JPMorgan Chase & Co.	3,050	340,990
KeyCorp	19,060	338,315
Northern Trust Corp.	3,470	312,300
Regions Financial Corp.	23,020	343,919
Wells Fargo & Co.	6,935	328,164
		3,603,373
Biotechnology (2.7%)
Alexion Pharmaceuticals, Inc. (a)	2,535	332,034
Amgen, Inc.	1,665	306,826
Biogen, Inc. (a)	1,425	333,265
		972,125
Building Materials (0.8%)
PulteGroup, Inc.	9,600	303,552

Chemicals (1.7%)
Celanese Corp., Class A	2,970	320,166
Eastman Chemical Co.	3,845	299,256
		619,422
Computers (4.1%)
Alphabet, Inc., Class A (a)	270	292,356
DXC Technology Co.	4,815	265,547
Fortinet, Inc. (a)	3,835	294,643
Hewlett Packard Enterprise Co.	21,645	323,593
HP, Inc.	14,525	301,975
		1,478,114
Diversified Financial Services (4.3%)
Bank of America Corp.	11,775	341,475
BlackRock, Inc.	710	333,203
E*TRADE Financial Corp.	6,315	281,649
Synchrony Financial	8,830	306,136

16	www.cornercapfunds.com

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	June 30, 2019 (Unaudited)

	Shares	Fair Value
Diversified Financial Services (4.3%) (continued)
The Charles Schwab Corp.	6,935	$278,718
		1,541,181
Electric (5.0%)
CenterPoint Energy, Inc.	10,765	308,202
Duke Energy Corp.	3,485	307,516
Exelon Corp.	6,040	289,558
Pinnacle West Capital Corp.	3,155	296,854
Public Service Enterprise Group, Inc.	5,365	315,569
Vistra Energy Corp.	12,450	281,868
		1,799,567
Electrical Components & Equipment (0.9%)
Emerson Electric Co.	4,840	322,925

Electronics (1.8%)
Agilent Technologies, Inc.	4,535	338,629
TE Connectivity, Ltd.	3,395	325,173
		663,802
Entertainment (1.0%)
Royal Caribbean Cruises, Ltd.	3,030	367,266

Food (4.2%)
General Mills, Inc.	6,295	330,613
The J.M. Smucker Co.	2,390	275,304
The Kraft Heinz Co.	10,720	332,749
The Kroger Co.	12,795	277,779
Tyson Foods, Inc., Class A	3,805	307,216
		1,523,661
Forest Products & Paper (0.8%)
International Paper Co.	6,720	291,110

Healthcare Services (3.7%)
Centene Corp. (a)	5,750	301,530
HCA Healthcare, Inc.	2,570	347,387
UnitedHealth Group, Inc.	1,405	342,834
Universal Health Services, Inc., Class B	2,600	339,014
		1,330,765
Insurance (6.3%)
Aflac, Inc.	5,695	312,143
Lincoln National Corp.	5,295	341,263
Principal Financial Group, Inc.	6,120	354,470
Prudential Financial, Inc.	3,250	328,250
The Allstate Corp.	3,060	311,172

Quarterly Report | June 30, 2019	17

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	June 30, 2019 (Unaudited)

	Shares	Fair Value
Insurance (6.3%) (continued)
The Travelers Cos., Inc.	2,325	$347,634
Unum Group	8,855	297,085
		2,292,017
Machinery - Diversified (0.9%)
Dover Corp.	3,300	330,660

Media (1.8%)
CBS Corp., Class B	6,670	332,833
Viacom, Inc., Class B	10,560	315,427
		648,260
Miscellaneous Manufacturing (4.0%)
3M Co.	1,750	303,345
Eaton Corp. PLC	4,090	340,615
Parker-Hannifin Corp.	1,865	317,069
Steel Dynamics, Inc.	6,615	199,773
WestRock Co.	7,305	266,413
		1,427,215
Oil & Gas (6.0%)
Chevron Corp.	2,845	354,032
Devon Energy Corp.	10,785	307,588
Exxon Mobil Corp.	3,763	288,359
Marathon Oil Corp.	23,120	328,535
Occidental Petroleum Corp.	5,165	259,696
Phillips 66	3,340	312,424
Valero Energy Corp.	3,680	315,045
		2,165,679
Pharmaceuticals (6.7%)
AbbVie, Inc.	3,905	283,972
Allergan PLC	2,650	443,690
Bristol-Myers Squibb Co.	7,100	321,985
Johnson & Johnson	2,315	322,433
McKesson Corp.	2,385	320,520
Merck & Co., Inc.	4,310	361,393
Pfizer, Inc.	8,320	360,422
		2,414,415
Real Estate Investment Trusts (5.3%)
American Campus Communities, Inc. REIT	4,220	194,795
Boston Properties, Inc. REIT	1,310	168,990
Douglas Emmett, Inc. REIT	4,615	183,861
EPR Properties REIT	2,425	180,881
Equinix, Inc. REIT	350	176,501
Host Hotels & Resorts, Inc. REIT	9,385	170,995
Mid-America Apartment Communities, Inc. REIT	1,955	230,221

18	www.cornercapfunds.com

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	June 30, 2019 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts (5.3%) (continued)
PS Business Parks, Inc. REIT	1,215	$204,764
Regency Centers Corp. REIT	2,750	183,535
STORE Capital Corp. REIT	6,715	222,871
		1,917,414
Retail (11.2%)
Altria Group, Inc.	5,705	270,132
Best Buy Co., Inc.	4,385	305,766
Booking Holdings, Inc. (a)	175	328,074
CVS Health Corp.	5,560	302,964
eBay, Inc.	8,325	328,838
IAC/InterActiveCorp. (a)	1,545	336,084
Molson Coors Brewing Co., Class B	5,655	316,680
Philip Morris International, Inc.	4,085	320,795
PVH Corp.	3,510	332,186
Target Corp.	3,585	310,497
The Home Depot, Inc.	1,710	355,629
The TJX Cos., Inc.	5,710	301,945
Walgreens Boots Alliance, Inc.	4,155	227,154
		4,036,744
Semiconductors (4.1%)
Broadcom, Inc.	1,045	300,814
Intel Corp.	5,960	285,305
NXP Semiconductors NV	3,365	328,458
ON Semiconductor Corp. (a)	14,345	289,912
Skyworks Solutions, Inc.	3,805	294,012
		1,498,501
Software (3.0%)
Activision Blizzard, Inc.	6,960	328,512
Akamai Technologies, Inc. (a)	4,400	352,616
Oracle Corp.	6,790	386,826
		1,067,954
Telecommunications (2.7%)
AT&T, Inc.	10,935	366,432
Symantec Corp.	13,630	296,589
Verizon Communications, Inc.	5,715	326,498
		989,519
Transportation (4.6%)
CH Robinson Worldwide, Inc.	3,495	294,803
Cummins, Inc.	2,085	357,244
FedEx Corp.	1,955	320,992
Kansas City Southern	3,005	366,069

Quarterly Report | June 30, 2019	19

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	June 30, 2019 (Unaudited)

	Shares	Fair Value
Transportation (4.6%) (continued)
United Rentals, Inc. (a)	2,375	$314,996
		1,654,104

TOTAL COMMON STOCK (COST $34,110,759)		35,567,919

	Shares	Fair Value
SHORT-TERM INVESTMENTS (1.4%)
Federated Treasury Obligations Money Market Fund, Institutional Shares, 2.22% (b)	504,574	504,574

TOTAL SHORT-TERM INVESTMENTS (COST $504,574)		504,574

INVESTMENTS, AT VALUE (COST $34,615,333)	99.9%	36,072,493

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.1%	40,619

NET ASSETS	100.0%	$36,113,112

(a)	Non-income producing security.

(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Common Abbreviations:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

20	www.cornercapfunds.com

Schedule of Investments

June 30, 2019 (Unaudited)

1. ORGANIZATION

The CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust currently consists of the following three series (each, a “Fund” and, together, the “Funds”): CornerCap Balanced Fund, CornerCap Large/Mid-Cap Value Fund and CornerCap Small-Cap Value Fund. CornerCap Balanced Fund and CornerCap Large/Mid-Cap Value Fund currently offer Investor Shares and CornerCap Small-Cap Value Fund currently offers Investor Shares and Institutional Shares.

The investment objective of the CornerCap Balanced Fund is long-term capital appreciation and current income. CornerCap Small-Cap Value Fund’s investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities, whereas the CornerCap Large/Mid-Cap Value Fund’s investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third-party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over-the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established

Quarterly Report | June 30, 2019	21

Schedule of Investments

June 30, 2019 (Unaudited)

by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

REITs – Each Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in each Fund’s annual distributions to shareholders and, accordingly, a portion of each Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax. Any reclassifications are treated as permanent book to tax differences and are reclassified within the components of net assets on the Statement of Assets and Liabilities, rather than reclassifying such amounts on the Statements of Operations.

Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code of 1986 (“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the period ended June 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective Funds in an equitable manner.

22	www.cornercapfunds.com

Schedule of Investments

June 30, 2019 (Unaudited)

CornerCap Small-Cap Value Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of investments based on the inputs used to value the Funds’ investments as of June 30, 2019:

Quarterly Report | June 30, 2019	23

Schedule of Investments

June 30, 2019 (Unaudited)

CornerCap Balanced Fund:
	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$20,663,723	$–	$–	$20,663,723
Exchange Traded Fund	730,288	–	–	730,288
Government Bond	–	1,564,106	–	1,564,106
Corporate Non-Convertible Bonds	–	10,467,292	–	10,467,292
Municipal Bonds	–	150,634	–	150,634
Short-Term Investments	384,833	–	–	384,833
Total	$21,778,844	$12,182,032	$–	$33,960,876

CornerCap Small-Cap Value Fund:
	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$121,210,325	$–	$–	$121,210,325
Total	$121,210,325	$–	$–	$121,210,325

CornerCap Large/Mid-Cap Value Fund:
	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$35,567,919	$–	$–	$35,567,919
Short-Term Investments	504,574	–	–	504,574
Total	$36,072,493	$–	$–	$36,072,493

*	See Schedule of Investments for industry classification

For the period ended June 30, 2019, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the year.

24	www.cornercapfunds.com

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.
 (b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP GROUP OF FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer)

Date:	August 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date:	August 9, 2019